TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
VAT recoverable	$ 790	$ 2,328
GST recoverable	26	16
Income taxes recoverable	2,548	2,700
Total taxes recoverable	$ 3,364	$ 5,044